Derivative financial instruments for hedging purposes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	1 year 10 months 20 days
Foreign Exchange Forward [Member]
Cash Flow Hedge Gain Reclassified to Interest Expense	42,000
Cash flow hedge loss reclassified to interest income	82,000